Cover	Nov. 09, 2023
Cover
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	P3 Health Partners Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40033
Entity Tax Identification Number	85-2992794
Entity Address, Address Line One	2370 Corporate Circle, Suite 300
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
City Area Code	702
Local Phone Number	910-3950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001832511
Amendment Flag	false
Class A Common Stock
Cover
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PIII
Security Exchange Name	NASDAQ
Warrants
Cover
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	PIIIW
Security Exchange Name	NASDAQ